Segment Reporting (Tables)	6 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenue by Product Source	Revenue by product source
	For the six months ended March 31,
	2023	2022
Sales of TCMD products manufactured by the Company	$9,374,312	$15,354,635
Sales of third-party products	9,092,874	8,847,705
Total revenue	$18,467,186	$24,202,340

Schedule of Total Revenues by Product Categories	The summary of our total revenues by product categories for the six months ended March 31, 2023 and 2022 was as follows:
	For the six months ended March 31,
	2023	2022
Sales of TCMD products:
Medicinal liquor products	$451,978	$765,793
Other chronic condition treatment products	6,529,251	12,077,570
Cold and flu medicines	2,393,083	2,511,272
Sub-total of TCMD products sales	9,374,312	15,354,635

Sales of third-party products
Biochemical drugs	8,205,036	1,366,017
Traditional Chinese medicine pieces	-	7,431,251
Medical instruments	887,838	50,437
Subtotal of third-party products sales	9,092,874	8,847,705

Total revenue	$18,467,186	$24,202,340